Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Product	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
License Agreements [Abstract]
Royalty expenses	$ 22,592,000	$ 8,419,000	[1]	$ 2,678,000
Other Legal Matters [Abstract]
Liabilities recognized in relation to ongoing legal matters	6,000,000	7,757,000
Lease Commitments [Abstract]
Finance lease commitments	0	0
Metreleptin [Member]
Other Legal Matters [Abstract]
Liabilities recognized in relation to ongoing legal matters	$ 21,382,000
Lomitapide [Member]
License Agreements [Abstract]
Minimum number of products covered by licensed patent right | Product	1
Aegerion [Member]
Legal Matters [Abstract]
Settlements due as a current liability	$ 3,976,000	15,547,000
Settlements due as a non-current liability	0	3,910,000
Aegerion [Member] | Other Liabilities [Member]
Legal Matters [Abstract]
Settlement payments by subsidiary	19,108,000
Aegerion [Member] | Metreleptin [Member]
License Agreements [Abstract]
Royalty expenses	20,492,000	5,104,000		0
Aegerion [Member] | Lomitapide [Member]
License Agreements [Abstract]
Royalty expenses	$ 2,026,000	$ 803,000		$ 0

[1]	see Note 27